PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Aug. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment is stated at cost, net of accumulated depreciation. Depreciation of property and equipment is computed on a straight-line basis over the following estimated useful lives:

Computers, related equipment and software	2 to 7 years
Furniture and fixtures	5 to 10 years
Leasehold improvements	Lesser of lease term or 15 years
The components of Property and equipment, net are as follows:

	August 31, 2023	August 31, 2022
Buildings and land	$—	$5,609
Computers, related equipment and software	2,112,846	2,154,989
Furniture and fixtures	433,473	442,499
Leasehold improvements	1,558,373	1,546,230
Property and equipment, gross	4,104,692	4,149,327
Total accumulated depreciation	(2,574,685)	(2,490,187)
Property and equipment, net	$1,530,007	$1,659,140